Document and Entity Information (USD $)	12 Months Ended
Dec. 28, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	H.J. Heinz Holding Corp
Entity Central Index Key	0001637459
Document Type	S-4
Document Period End Date	Dec. 28, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding	850,402,099